Investment Strategy	Apr. 21, 2026
DF Dividend VIT Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser seeks to achieve the Fund’s investment objectives by seeking to track the DF Risk-Managed Dividend Index (the “Dividend Index”) that provides a formulaic methodology for allocating investment between securities of issuers who demonstrate positive free cash flow and higher dividend yield, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Dividend Index is designed to convey the benefits of positive free cash flow and dividend yield, sector diversification and equal weighting. In seeking to track the Dividend Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on constituents of the Dividend Index. The calculation and administration agent for the DF Risk-Managed Dividend Index is Syntax LLC. Additional information on the index is available at https://www.syntaxdata.com/indices/custom.

The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses.

Only companies with positive free cash flow over the previous twelve months, and payment of cash dividends for the previous four consecutive quarters are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights within the Syntax Net Value TR Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Dividend Index then applies the adviser’s defensive tactical overlays as described below. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative.

In following the Dividend Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

•	Exponential Moving Average Indicators – An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Dividend Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Dividend Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Dividend Index and the Fund will allocate primarily to the equity portfolio.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Dividend Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will typically invest in as many as 50 common stocks from the universe of stocks represented in the Syntax US LargeCap 500 Index. If the Fund holds an investment in common stock of a company that is removed from the Dividend Index, that position will be sold.

DF Momentum VIT Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Donoghue Forlines LLC (the “Adviser”) seeks to achieve the Fund’s objective by seeking to track the DF Risk-Managed Momentum Index (the “Momentum Index”) that provides a formulaic methodology for allocating investments between securities of issuers who demonstrate positive free cash flow and positive momentum, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Momentum Index is designed to convey the benefits of high free cash flow and momentum, sector diversification and equal weighting. In seeking to track the Momentum Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on the constituents of the Momentum Index. The calculation and administration agent for the DF Risk-Managed Momentum Index is Syntax LLC. Additional information on the index is available at https://www.syntaxdata.com/indices/custom.

The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on positive free cash flow and highest risk adjusted returns from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow over the previous twelve months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights of the Syntax US LargeCap 500 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Momentum Index then applies the adviser’s defensive tactical overlays as described below. The Momentum Index allocates to the equity portfolio when its indicators are positive and allocates to the U.S. Treasury portfolio when its indicators are significantly negative.

In following the Momentum Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

•	Exponential Moving Average Indicators – An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Momentum Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Momentum Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Momentum Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Momentum Index and the Fund will allocate primarily to the equity portfolio.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Momentum Index.

From time to time, the Adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Momentum Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

The Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a higher portfolio turnover.